Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
QUARTERLY FINANCIAL INFORMATION

NOTE 11—QUARTERLY FINANCIAL INFORMATION

JONES LANG LASALLE INCOME PROPERTY TRUST, INC.

QUARTERLY FINANCIAL INFORMATION

(UNAUDITED)

	Three Months Ended March 31, 2011	Three Months Ended June 30, 2011	Three Months Ended September 30, 2011	Three Months Ended December 31, 2011
Total revenues	$22,045	$22,724	$22,245	$22,489
Operating income (loss)	6,760	(7,219)	5,361	7,263
Loss from continuing operations	(1,356)	(15,363)	(2,481)	(975)
Total income from discontinued operations	217	158	138	24
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc.	(1,135)	(15,244)	(1,983)	(1,026)
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$(0.27)	$(3.69)	$(0.48)	$(0.25)

Weighted average common stock outstanding-basic and diluted	4,135,635	4,135,635	4,135,635	4,142,231

	Three Months Ended March 31, 2010	Three Months Ended June 30, 2010	Three Months Ended September 30, 2010	Three Months Ended December 31, 2010
Total revenues	$21,810	$21,933	$21,859	$21,955
Operating income (loss)	6,718	6,361	4,564	6,617
Loss from continuing operations	(1,460)	(1,698)	(3,993)	(2,179)
Total income from discontinued operations	1,647	230	(171)	(29,106)
Net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc.	438	(1,196)	(3,635)	(31,247)
Net income (loss) attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$0.11	$(0.29)	$(0.88)	$(7.56)

Weighted average common stock outstanding-basic and diluted	4,135,635	4,135,635	4,135,635	4,135,635

All significant fluctuations between the quarters are attributable to dispositions made in 2010 and impairment charges taken during 2011 and 2010.